SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial statement amounts and balances of the consolidated VIEs

	As of	As of
	September 30, 2022	March 31, 2022
	USD	USD
Current Assets:
Cash and cash equivalents	674,477	2,394,869
Accounts receivable and contract assets, net	14,352	15,247
Prepayments and other assets	48,334	55,864
Amounts due from related parties	25,361,539	27,139,795
Total Current Assets	26,098,702	29,605,775
Property, equipment and software, net	35,449	53,888
Total Assets	26,134,151	29,659,663

Current Liabilities
Accrued expenses and other current liabilities	62,484	77,296
Taxes payable	(14,440)	11,909
Total Current Liabilities	48,044	89,205
Total Liabilities	48,044	89,205

	For the Six Months Ended September 30,
	2022	2021
	USD	USD
Net revenues	17,710	245,923
Net loss	(281,150)	(5,912,807)

	For Six Months Ended September 30,
	2022	2021
	USD	USD
Net cash provided by (used in) operating activities	(295,448)	3,329,978
Net cash provided by (used in) investing activities	—	35,879
Net cash provided by (used in) financing activities	(1,263,206)	(12,883,899)

Schedule of disaggregation of revenue

	For the Six Months Ended September 30,
	2022	2021
	USD	USD
Revenue
Commission service	17,710	59,664
Revenue from medical devices	11,858,313	—
Interest income	—	186,888
Total revenues	11,876,023	246,552
Tax and surcharges	(3,602)	(628)
Net Revenues	11,872,421	245,924

Schedule of the depreciation of property, equipment and software recognized

Useful life
Office equipment	3-5 years

Schedule of foreign currency translation rates

	For the Six Months Ended September 30,
	2022	2021
US Exchange Rate
Period-end RMB	7.1135	6.4434
Period average RMB	6.7312	6.4646

Schedule of noncontrolling interest

	September 30,	March 31,
	2022	2022
	USD	USD
We Healthy	17,209	1,976